Document and Entity Information	0 Months Ended
Aug. 30, 2013
Risk/Return:
Document Type	497
Document Period End Date	Aug. 30, 2013
Registrant Name	MATTHEWS INTERNATIONAL FUNDS
Central Index Key	0000923184
Amendment Flag	false
Document Creation Date	Aug. 30, 2013
Document Effective Date	Aug. 30, 2013
Prospectus Date	Apr. 30, 2013
MATTHEWS CHINA DIVIDEND FUND | Institutional Class Shares
Risk/Return:
Trading Symbol	MICDX
MATTHEWS CHINA FUND | Institutional Class Shares
Risk/Return:
Trading Symbol	MICFX